Post-employment benefits - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Percentage of unquoted assets		22.00%	36.00%
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Weighted average duration of defined benefit obligation		10 years	10 years
Forecast
Post-employment benefits [Line Items]
Employer contributions	€ 421
Estimate of benefit payments expected to be paid from defined benefit plan	45
Current service cost, defined benefit plans	33
Interest expense (income), defined benefit plans	18
Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	24
Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	352
Germany
Post-employment benefits [Line Items]
Actuarial assumption of mortality rates		0.93
Weighted average duration of defined benefit obligation		11 years
Germany | Bottom of range
Post-employment benefits [Line Items]
Age as of December 31, 2024		60
Germany | Top of range
Post-employment benefits [Line Items]
Age as of December 31, 2024		85
Germany | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	21
Germany | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	11
United States
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		8 years
United States | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	10
United States | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	0
United States | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	144
Other countries
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		10 years
Other countries | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	14
Other countries | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	13
Other countries | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	66
Netherlands | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	€ 142